Inventories	12 Months Ended
Dec. 31, 2024
Inventories
Inventories

Note 12.  Inventories

	December 31,	December 31,
	2023	2024

	(in thousands)
Finished goods	$47,468	40,445
Work in process	96,955	77,244
Raw materials	72,692	40,767
Supplies	193	290
	$217,308	158,746

The amounts of inventories that were charged to cost of revenues were $692,022 thousand, $660,391 thousand and $617,050 thousand, for the years ended December 31, 2022, 2023 and 2024, respectively, and the charges for inventories written down to net realizable value amounted to $22,211 thousand, $21,540 thousand and $13,551 thousand, for the years ended December 31, 2022, 2023 and 2024, respectively, which were also included in cost of revenues.

As of December 31, 2023 and 2024, none of the Company’s inventories was pledged as collateral.